Other employee benefits (Narrative) (Details) - Other employee benefits [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Year	Dec. 31, 2022 Year
Other Employee Benefits [Line Items]
Weighted average duration of non-pension post employment obligation | Year	15.8	15
Actuarial assumption of discount rates [Member]
Other Employee Benefits [Line Items]
Reasonably possible increase in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ (7,544)
Reasonably possible decrease in actuarial assumption, basis points	50
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 8,548
Actuarial assumption of health care cost trend rates [Member]
Other Employee Benefits [Line Items]
Percentage of reasonably possible increase in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 17,429
Percentage of reasonably possible decrease in actuarial assumption	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (13,869)
Actuarial assumptions of life expectancy [Member]
Other Employee Benefits [Line Items]
Reasonably possible increase in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 3,614
Reasonably possible decrease in life expectancy (years) | Year	1
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (3,604)
Active members [Member]
Other Employee Benefits [Line Items]
Weighted average duration of non-pension post employment obligation | Year	22.9	21.9
Inactive members [Member]
Other Employee Benefits [Line Items]
Weighted average duration of non-pension post employment obligation | Year	12	11